STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STATEMENT OF COMPREHENSIVE INCOME
NET (LOSS) INCOME FOR THE YEAR	R$ 1,040,689	R$ (663,678)	R$ 155,467
Other comprehensive income to be reclassified to income statement in subsequent periods:
Conversion of financial statements of controlled companies abroad	(118,410)	3,711,781	244,100
Exchange rate effect on the conversion from hyperinflationary economy	187,941	32,160	17,666
Earnings (losses) from cash flow hedge operations	(210,150)	178,006	107,337
Tax effects on (losses) earnings from cash flow hedge operations	72,939	(61,658)	(36,768)
Other comprehensive income not reclassified for the income of the year in subsequent years:
Actuarial gain (loss)	459,875	(104,650)	(14,374)
Tax effects on (losses) earnings from actuarial	(106,979)	23,694	4,887
Comprehensive income for the year, net of tax effects	1,325,905	3,115,655	478,315
ATTRIBUTABLE TO
The Company's shareholders	1,327,531	3,120,429	478,315
Noncontrolling shareholders	(1,626)	(4,774)	0
Comprehensive income for the year, net of tax effects	R$ 1,325,905	R$ 3,115,655	R$ 478,315